UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804870.109

HIM-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 493,158
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,126,970
		1,620,128
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,144,660
5.25% 10/1/20 (FSA Insured)	1,600,000	1,810,512
5.25% 10/1/21 (FSA Insured)	850,000	948,133
5.25% 10/1/26 (FSA Insured)	500,000	537,445
5.25% 10/1/28 (FSA Insured)	1,600,000	1,691,984
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,431,330
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,337,412
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,577,961
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,497,390
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	709,233
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,044,270
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	1,720,197
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,098,160
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	544,165
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,078,520
5.25% 12/1/22	1,500,000	1,638,525
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	206,570
		22,016,467
California - 18.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,681,552
California Dept. of Wtr. Resources (Central Valley Proj.) Series AL, 5% 12/1/19	2,500,000	2,999,125
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	$ 5,000,000	$ 5,821,150
California Econ. Recovery Series 2009 A, 5% 7/1/18	1,400,000	1,649,760
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,065
Series 2013:
5.25% 2/1/16	220,000	220,733
5.25% 2/1/24 (Pre-Refunded to 8/1/13 @ 100)	70,000	70,000
5.25% 2/1/28	610,000	611,281
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	145,000	145,000
5% 11/1/24	2,400,000	2,669,448
5% 6/1/27 (AMBAC Insured)	600,000	630,624
5% 9/1/27	1,410,000	1,508,418
5% 3/1/31	1,800,000	1,885,698
5% 9/1/31	1,500,000	1,584,675
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	868,922
5% 9/1/32	1,600,000	1,623,120
5% 9/1/33	1,800,000	1,823,940
5% 9/1/35	580,000	587,383
5.25% 2/1/24	240,000	240,571
5.25% 12/1/33	20,000	20,572
5.25% 4/1/35	2,200,000	2,299,418
5.25% 3/1/38	3,900,000	4,048,902
5.25% 11/1/40	700,000	722,904
5.5% 8/1/27	2,100,000	2,352,945
5.5% 8/1/29	2,800,000	3,101,588
5.5% 8/1/30	2,000,000	2,194,120
5.5% 11/1/33	4,205,000	4,231,449
5.5% 3/1/40	1,000,000	1,058,650
5.6% 3/1/36	400,000	429,248
6% 3/1/33	4,250,000	4,922,903
6% 4/1/38	5,300,000	5,916,655
6% 11/1/39	11,700,000	13,165,425
6.5% 4/1/33	3,850,000	4,504,462
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	630,000	667,838
Series 2009 E, 5.625% 7/1/25	2,000,000	2,209,180
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,031,478
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	$ 25,000	$ 31,448
6.5% 10/1/38	1,375,000	1,553,434
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,387,635
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,737,375
Bonds (Catholic Healthcare West Proj.) Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,040,600
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,055,820
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,567,064
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,831,248
5% 11/1/21	1,760,000	1,949,323
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,057,660
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,083,840
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,925,777
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,520,386
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,717,947
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,789,065
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	707,616
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,462,617
Series 2005 H, 5% 6/1/18	1,425,000	1,528,726
Series 2009 G1, 5.75% 10/1/30	600,000	659,844
Series 2009 I:
6.125% 11/1/29	400,000	462,976
6.375% 11/1/34	1,000,000	1,151,950
Series 2010 A, 5.75% 3/1/30	1,000,000	1,090,580
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,689,136
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,066,200
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Series 2005 A, 5.25% 7/1/24	$ 500,000	$ 508,945
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,228,734
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,342,177
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,692
5.75% 1/15/40	600,000	578,982
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,898,114
5% 6/1/45	1,000,000	951,090
5% 6/1/45 (FSA Insured)	105,000	101,742
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,117,510
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,395,130
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	316,509
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,558,581
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,254,140
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,008,510
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,089,580
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,043,500
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,764,550
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,045,196
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	347,790
Series B, 0% 8/1/39	3,700,000	810,263
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	$ 1,995,000	$ 1,970,681
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	383,800
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,360,138
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,252,600
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,044,860
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,355,078
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,093,173
Series 2008 E:
0% 7/1/47 (a)	1,300,000	434,655
0% 7/1/49	4,600,000	590,456
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,195,392
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	1,900,000	283,138
Series A, 5% 8/1/38	1,000,000	1,017,120
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	837,700
Sonoma County Jr. College District Rev. Series 2002:
5% 8/1/28 (FSA Insured)	90,000	94,089
5% 8/1/28 (Pre-Refunded to 8/1/15 @ 100)	310,000	338,284
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,457,941
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	310,389
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	823,200
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	656,179
5.5% 5/15/20 (AMBAC Insured)	740,000	740,962
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,521,876
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	140,000	152,786
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 500,000	$ 535,120
5.75% 5/15/30	5,985,000	6,637,305
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,092,740
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,126,158
Series A, 5% 7/1/15	1,025,000	1,083,179
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	743,183
Series 2012, 5% 8/1/26	2,000,000	2,098,900
		189,580,286
Colorado - 1.0%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,017,480
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,143,400
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	867,723
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,046,680
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	520,000	524,976
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	600,000	622,512
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,137,096
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,131,210
Series 2010 A, 0% 9/1/41	2,000,000	376,320
Series 2010 C, 5.25% 9/1/25	1,000,000	1,040,660
		10,908,057
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	$ 2,000,000	$ 2,326,240
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,359,916
		5,686,156
District Of Columbia - 1.7%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,989,865
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,773,072
Series B, 4.75% 6/1/32	500,000	495,060
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,893,312
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	885,340
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,692,758
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,564,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	730,303
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,897,490
		17,921,200
Florida - 8.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,073,160
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,120,950
Series 2012 A, 5% 7/1/24	4,400,000	4,809,508
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,608,150
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,653,285
5% 6/1/17 (FSA Insured)	1,000,000	1,123,570
Series 2011 A1, 5% 6/1/20	1,000,000	1,125,800
Series 2012 A1, 5% 6/1/21	1,500,000	1,665,735
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	$ 2,560,000	$ 2,800,410
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,812,359
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	865,384
Series 2006 D, 5% 6/1/37	1,790,000	1,897,561
Series 2006 E, 5% 6/1/35	700,000	741,545
Series 2011 E, 5% 6/1/27	1,200,000	1,310,172
Series A, 5.5% 6/1/38	400,000	441,388
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,043,830
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	1,800,000	2,074,914
Series 2012 A, 5% 7/1/25	1,600,000	1,797,344
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	645,588
Series A, 6.25% 10/1/31	500,000	553,060
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	510,000	516,844
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	514,757
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	77,091
Series 2006 G:
5% 11/15/16	95,000	106,960
5% 11/15/16 (Escrowed to Maturity)	5,000	5,650
5.125% 11/15/18	965,000	1,072,202
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	39,692
Series 2008 B, 6% 11/15/37	2,000,000	2,189,780
Series B:
5% 11/15/14	875,000	926,126
5% 11/15/14 (Escrowed to Maturity)	125,000	132,520
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,018,756
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,427,649
5% 7/1/19	2,230,000	2,394,864
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 900,000	$ 912,456
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,356,150
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	645,520
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	800,000	810,088
Series 2009 B, 5% 10/1/18	3,295,000	3,378,660
Series Three 2010 D, 5% 10/1/38	1,600,000	1,617,952
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,073,600
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,080,650
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,522,575
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,046,830
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,330,222
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,103,452
5% 10/1/22 (d)	1,000,000	1,098,500
5% 10/1/31 (d)	1,500,000	1,478,775
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	843,075
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,186,960
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,656,520
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,150,526
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,072,630
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	549,315
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,100,000	1,176,956
Series 2012 A, 5% 10/1/24	700,000	806,743
Series 2013 A:
5% 10/1/24	1,100,000	1,267,739
5% 10/1/25	900,000	1,028,844
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 532,845
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,515,346
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,646,008
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	444,825
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,314,913
		84,235,279
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,488,070
6.25% 11/1/39	3,500,000	3,982,475
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,273,766
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,337,364
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	870,617
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,424,646
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,483,328
6.125% 9/1/40	1,305,000	1,360,724
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,602,075
Series C, 5% 1/1/22	1,400,000	1,596,574
Series GG, 5% 1/1/23	800,000	918,240
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	300,000	297,891
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,029,854
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,633,250
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,689,388
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,828,296
		30,816,558
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,250,000	$ 1,372,650
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,591,889
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,321,716
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	442,936
		3,356,541
Illinois - 14.1%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,192,308
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	844,980
Series 2012 A, 5% 12/1/42	3,400,000	3,229,422
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,919,996
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,802,559
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,021
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,300
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,472,988
Series 2011 C, 6.5% 1/1/41	2,300,000	2,547,181
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,349,985
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,501,612
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	687,156
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	450,608
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,155,690
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,125,440
Series 2010 A, 5.25% 11/15/33	3,250,000	3,322,670
Series 2012 C:
5% 11/15/24	1,700,000	1,836,051
5% 11/15/25	2,600,000	2,791,386
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,256,076
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,642,128
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,112,040
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,225,704
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,345,188
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,430,000	1,476,976
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,494,368
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	1,980,701
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,540,977
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,532,450
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	2,932,956
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,638,900
Series 2009 D, 6.625% 11/1/39	1,445,000	1,578,807
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,037,400
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,815,000	3,985,416
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,120,746
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,266,500
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,192,730
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2008 A, 5.625% 1/1/37	$ 5,110,000	$ 5,362,179
Series 2009 A, 7.25% 11/1/38	1,330,000	1,547,375
Series 2009:
6.875% 8/15/38	80,000	86,513
7% 8/15/44	1,985,000	2,153,943
Series 2010 A:
5.5% 8/15/24	540,000	584,194
5.75% 8/15/29	360,000	386,676
Series 2010, 5.25% 8/15/36	1,335,000	1,340,420
Series 2012 A:
5% 5/15/20	500,000	547,405
5% 5/15/23	300,000	319,947
Series 2012:
4% 9/1/32	900,000	732,204
5% 9/1/32	1,900,000	1,870,094
5% 9/1/38	300,000	286,380
5% 11/15/43	820,000	764,371
Series 2013:
5% 11/15/24	500,000	538,405
5% 5/15/43	1,300,000	1,180,530
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,320
Series 2006:
5% 1/1/19	1,000,000	1,112,810
5.5% 1/1/31	1,000,000	1,019,070
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	539,115
5% 1/1/23 (FSA Insured)	1,300,000	1,363,778
Series 2012 A, 5% 1/1/33	800,000	762,696
Series 2012:
5% 8/1/19	465,000	518,331
5% 8/1/21	400,000	431,092
5% 3/1/23	1,000,000	1,059,280
5% 3/1/36	1,000,000	932,600
Series 2013, 5% 1/1/22	2,175,000	2,309,372
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,029,340
5.25% 5/15/32 (FSA Insured)	360,000	365,281
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	$ 700,000	$ 751,625
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,676,300
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	926,660
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,367,014
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	227,041
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	716,530
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,393,009
Lake County Forest Preservation District Series 2007 A, 0.533% 12/15/13 (c)	440,000	440,282
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	520,160
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	665,010
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	590,772
Series 2012 B:
0% 12/15/51	2,900,000	275,616
5% 6/15/52	3,500,000	3,429,265
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,210,968
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	860,225
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,843,154
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	284,569
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,300,174
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	855,069
0% 6/15/45 (FSA Insured)	2,600,000	369,330
0% 6/15/46 (FSA Insured)	1,115,000	148,507
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
Series 2010 B1:
0% 6/15/47 (FSA Insured)	$ 890,000	$ 111,481
0% 6/15/16 (Escrowed to Maturity)	795,000	773,511
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,793,144
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,104,210
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,129,260
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,617,305
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,289,328
Series 2009 A, 5.75% 4/1/38	2,940,000	3,190,194
Series 2010 A:
5% 4/1/25	1,000,000	1,079,700
5.25% 4/1/30	1,000,000	1,052,650
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	537,467
0% 11/1/14 (FSA Insured)	460,000	457,162
0% 11/1/16 (Escrowed to Maturity)	275,000	266,602
0% 11/1/16 (FSA Insured)	825,000	786,275
0% 11/1/19 (Escrowed to Maturity)	790,000	696,472
0% 11/1/19 (FSA Insured)	5,085,000	4,293,621
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	992,240
		147,914,039
Indiana - 2.8%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	400,000	410,516
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,316,790
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,020,160
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,106,340
Series 2012:
5% 3/1/30	675,000	675,439
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012:
5% 3/1/41	$ 1,290,000	$ 1,221,682
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,192,700
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,400,000
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	400,000	448,300
5% 10/1/37	800,000	812,280
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	940,910
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,088,080
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,110
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,298,174
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,126,053
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	713,849
5% 7/1/35	500,000	525,780
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,058,367
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	731,619
		29,172,149
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	63,796
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,266,672
		1,330,468
Municipal Bonds - continued
	Principal Amount	Value
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	$ 1,900,000	$ 2,042,462
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	365,944
5.25% 11/15/16	955,000	1,035,554
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,083,900
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	846,207
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	340,197
5% 11/15/17 (Escrowed to Maturity)	500,000	581,260
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,104,791
		8,400,315
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,439,260
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,052,070
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	2,500,000	2,672,875
Series 2010 A, 5% 2/1/30	1,000,000	1,008,260
		8,172,465
Louisiana - 1.2%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,797,920
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	400,000	442,924
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,640,640
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,019,910
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,731,773
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,048,690
Series 2012, 5% 12/1/23	2,250,000	2,443,590
0% 9/1/15 (AMBAC Insured)	700,000	658,518
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,306,392
		12,090,357
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,183,413
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,356,732
		2,540,145
Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	533,925
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	441,797
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,116,400
Series 2010, 5.125% 7/1/39	900,000	923,688
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	595,000	622,888
6% 1/1/38	2,800,000	2,992,528
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,037,050
		7,668,276
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,538,250
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	400,000	416,200
Series I, 6.75% 1/1/36	1,000,000	1,117,630
3.5% 11/15/16	1,500,000	1,499,490
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,462,944
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	$ 1,000,000	$ 1,029,860
5.125% 7/1/38	1,000,000	1,000,590
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	661,248
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,000
		9,736,212
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,725,358
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,102,255
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,086,510
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,517,872
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,549,805
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,795,356
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,038,980
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,640,586
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,068,860
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	523,110
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,175,394
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,100,000	933,163
5% 6/1/21	350,000	379,159
5% 6/1/27	500,000	511,425
5% 6/1/39	925,000	886,132
Series 2012, 5% 11/15/42	2,175,000	2,081,453
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,073,110
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	$ 2,500,000	$ 2,799,325
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	722,100
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,049,410
		26,659,363
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,630,433
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,122,870
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,238,061
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,087,350
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,430,800
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,134,470
Series 2009, 5.75% 7/1/39	1,600,000	1,678,960
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,063,900
		10,386,844
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	866,550
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,793,160
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.684% 12/1/17 (c)	1,100,000	1,018,446
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,397,825
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,332,224
		3,748,495
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 0.4%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,000,000	$ 1,087,040
5.625% 7/1/32	3,000,000	3,282,120
		4,369,160
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,860,768
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,054,200
Series 2007 A, 5% 10/1/37	1,100,000	1,083,247
Series 2012:
4% 7/1/32	400,000	340,072
5% 7/1/27	500,000	515,195
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	700,000	806,939
5% 4/1/20	1,325,000	1,530,415
		7,190,836
New Jersey - 3.2%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,058,790
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,086,330
Series 2012, 5% 6/15/21	800,000	865,240
Series 2013 NN, 5% 3/1/27	16,810,000	17,684,442
Series 2013:
5% 3/1/23	2,200,000	2,495,108
5% 3/1/24	3,000,000	3,334,890
5% 3/1/25	300,000	327,144
6% 12/15/34	1,075,000	1,188,681
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	525,000	648,995
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,800,589
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,032,200
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	$ 400,000	$ 463,408
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,019,150
		33,004,967
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,335,200
New York - 9.8%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	2,876,202
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	2,300,000	2,282,474
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	189,090
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,675,695
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,243,400
Series 2009 I1, 5.625% 4/1/29	600,000	679,674
Series 2012 A, 5% 8/1/24	1,300,000	1,457,963
Series 2012 E, 5% 8/1/24	5,000,000	5,640,600
Series 2012 G1:
5% 4/1/25	2,500,000	2,789,700
5% 4/1/27	3,500,000	3,809,855
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	621,594
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	413,848
5% 6/15/38	1,300,000	1,339,286
5% 6/15/39	500,000	512,740
Series 2009 A, 5.75% 6/15/40	2,300,000	2,479,239
Series 2009 CC, 5% 6/15/34	2,100,000	2,198,448
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,189,019
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,173,460
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,227,280
Series 2012 EE, 5.25% 6/15/30	5,100,000	5,579,400
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,094,810
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S3:
5.25% 1/15/34	$ 4,000,000	$ 4,256,440
5.25% 1/15/39	1,000,000	1,033,880
Series 2009 S4:
5.5% 1/15/39	850,000	888,947
5.75% 1/15/39	1,600,000	1,728,416
Series S1, 5% 7/15/25	1,900,000	2,111,052
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,519,376
Series 2008 B, 5.75% 3/15/36	3,400,000	3,750,098
Series 2009 A, 5% 2/15/34	1,100,000	1,163,558
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	100,000	107,163
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,034
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,246,550
Series 2009 B, 5% 11/15/34	1,200,000	1,220,592
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,233,127
Series 2008 A, 5.25% 11/15/36	3,700,000	3,784,952
Series 2008 C, 6.5% 11/15/28	1,000,000	1,181,390
Series 2010 D, 5.25% 11/15/40	1,400,000	1,423,590
Series 2012 D, 5% 11/15/25	4,600,000	5,012,896
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,575,660
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,687,776
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,668,240
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,223,145
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,003,070
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,367,080
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B-1C:
5.5% 6/1/19	$ 1,245,000	$ 1,249,308
5.5% 6/1/21	5,000,000	5,016,250
5.5% 6/1/22	1,500,000	1,504,770
		102,441,137
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,418,214
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,104,280
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	790,392
5% 11/1/30 (FSA Insured)	1,275,000	1,291,307
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,202,144
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,094,750
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,661,392
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,030,970
Series 2010 B, 5% 1/1/20	1,300,000	1,500,382
		10,675,617
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	764,355
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,293,238
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,277,542
		4,335,135
Ohio - 1.0%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	865,056
5% 6/1/17	925,000	1,017,278
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	$ 1,000,000	$ 1,043,790
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,367,796
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,689,620
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	438,696
Ohio Tpk. Commission Tpk. Rev. 0% 2/15/42 (b)	2,600,000	452,504
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,613,685
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,492,820
		9,981,245
Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,806,158
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,187,055
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	1,775,000	1,784,763
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2013 D, 5% 10/1/33	1,100,000	1,157,211
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,671,435
		9,606,622
Oregon - 0.3%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,212,756
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Seroes 2009 A, 5% 11/1/39	740,000	752,632
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,193,250
		3,158,638
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	943,356
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,167,661
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	$ 1,250,000	$ 1,323,363
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	582,915
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	315,000	358,092
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	461,196
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	829,496
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	653,982
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,087,106
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,485,224
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,070
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,897
Ninth Series, 5.25% 8/1/40	800,000	811,672
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	668,160
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	208,178
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,890,500
		17,122,868
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,023,900
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	613,266
5.75%, tender 7/1/17 (c)	1,100,000	1,133,990
Series N, 5.5% 7/1/22	1,100,000	1,086,998
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	285,000	36,976
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2009 A, 6% 8/1/42	$ 600,000	$ 591,882
Series A, 0% 8/1/54 (AMBAC Insured)	1,300,000	81,900
		4,568,912
Rhode Island - 0.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	780,000	795,187
South Carolina - 1.5%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,119,640
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,120,296
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,439,536
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,051,430
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	2,945,025
Series 2012 C, 5% 12/1/18	1,000,000	1,171,670
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,325,950
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,063,207
		15,236,754
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/42	1,500,000	1,472,745
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,014,220
5% 12/15/15	1,500,000	1,606,110
5% 12/15/16	1,500,000	1,623,150
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,045,930
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	$ 1,805,000	$ 1,933,173
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,714,576
		8,937,159
Texas - 10.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,255,308
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,152,050
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,287,950
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	312,684
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,627,025
Series 2008A, 5.25% 2/1/23	2,240,000	2,537,674
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,810,480
5.25% 7/15/18 (FSA Insured)	1,000,000	1,136,510
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,007,709
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,606,325
Series 2009 A, 5% 11/1/24	1,000,000	1,067,630
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	347,106
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,568,918
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,371,660
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53 (b)	800,000	782,264
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,359,175
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,137,600
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	716,970
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	$ 1,200,000	$ 1,558,080
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,335,713
Series 2012 A, 5% 7/1/23 (d)	600,000	652,998
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	400,000	411,576
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	955,650
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,902,132
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	964,117
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	742,945
Lewisville Independent School District 0% 8/15/19	2,340,000	2,057,000
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,151,381
Longview Independent School District 5% 2/15/37	1,000,000	1,048,710
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	211,939
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	27,353
Mansfield Independent School District 5.5% 2/15/17	25,000	25,089
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,111,600
Series 2008 A, 6% 1/1/24	2,000,000	2,251,980
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,131,262
Series 2009 A, 6.25% 1/1/39	1,800,000	1,977,624
Series 2011 A:
5.5% 9/1/41	500,000	523,855
6% 9/1/41	1,200,000	1,313,868
Series 2011 D, 5% 9/1/28	2,300,000	2,444,210
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	419,092
5.375% 8/15/37	2,000,000	2,141,280
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,805,449
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,820,405
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,109,570
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series 2012, 5.25% 2/1/25	$ 800,000	$ 946,480
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	5,799,950
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,432,894
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	424,144
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,363,735
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,243,715
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,280,374
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	500,000	391,320
5% 8/15/36	1,000,000	1,015,760
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,550,145
Series 2006 A, 5% 4/1/29	560,000	607,578
Series 2006, 5% 4/1/27	1,000,000	1,072,080
Series 2008, 5% 4/1/25	800,000	889,960
Texas Muni. Pwr. Agy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,078,605
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,728,702
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,364,808
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,356,158
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	600,000	600,000
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,122,890
5% 4/1/23	1,500,000	1,682,055
5% 4/1/25	600,000	671,460
5% 4/1/26	800,000	894,072
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,818,416
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	$ 1,000,000	$ 1,086,090
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,836,599
5.5% 2/15/37	2,100,000	2,268,945
		110,706,851
Utah - 0.3%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	960,475
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,057,940
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,265,064
		3,283,479
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,725,190
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,045,810
		3,771,000
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,060,960
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	1,800,000	1,541,718
		5,602,678
Washington - 3.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	932,390
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,014,799
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,062,500
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	3,895,812
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,000,000	$ 1,062,680
Series 2010, 5% 1/1/50	1,300,000	1,316,601
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	606,978
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,044,050
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,584,540
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,068,192
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,084,270
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,438,480
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,062,690
Series 2010 A, 5% 8/15/18	2,295,000	2,548,437
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,000,000	1,060,870
Series 2012 A, 5% 10/1/24	3,300,000	3,679,269
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,473,010
5.7% 7/1/38	2,270,000	2,304,776
		33,240,344
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,041,130
Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	513,540
5.75% 7/1/30	500,000	533,360
Series 2013 B, 5% 7/1/36	800,000	802,440
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,024,030
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	796,161
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012, 5% 6/1/39	$ 190,000	$ 184,357
Series 2013, 5% 8/15/25	1,300,000	1,382,199
		5,236,087
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,801,524
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,007,492,788)	1,039,325,649
NET OTHER ASSETS (LIABILITIES) - 0.8%	7,976,100
NET ASSETS - 100%	$ 1,047,301,749
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,007,035,183. Net unrealized appreciation aggregated $32,290,466, of which $50,126,791 related to appreciated investment securities and $17,836,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013